                                                                          497(e)
                                                                  March 31, 2004
                                                                      Supplement

[LOGO OMITTED]Morgan Stanley


  SUPPLEMENT DATED MARCH 31, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

         Morgan Stanley Aggressive Equity Fund, dated September 30, 2003
             Morgan Stanley Allocator Fund, dated December 31, 2002
        Morgan Stanley American Opportunities Fund, dated March 18, 2004
             Morgan Stanley Biotechnology Fund, dated July 30, 2003
       Morgan Stanley Capital Opportunities Trust, dated February 27, 2004
      Morgan Stanley Convertible Securities Trust, dated November 28, 2003
   Morgan Stanley Developing Growth Securities Trust, dated November 28, 2003
      Morgan Stanley Dividend Growth Securities Inc., dated April 29, 2003
        Morgan Stanley European Growth Fund Inc., dated December 30, 2003
          Morgan Stanley Financial Services Trust, dated July 30, 2003
   Morgan Stanley Fund of Funds -- Domestic Portfolio, dated November 28, 2003
            Morgan Stanley Fund of Funds -- International Portfolio,
                            dated November 28, 2003
         Morgan Stanley Fundamental Value Fund, dated November 28, 2003
           Morgan Stanley Global Advantage Fund, dated August 11, 2003
      Morgan Stanley Global Dividend Growth Securities, dated May 30, 2003
           Morgan Stanley Global Utilities Fund, dated April 30, 2003
                 Morgan Stanley Growth Fund, dated May 30, 2003
         Morgan Stanley Health Sciences Trust, dated September 30, 2003
           Morgan Stanley Income Builder Fund, dated November 28, 2003
               Morgan Stanley Information Fund, dated May 30, 2003
           Morgan Stanley International Fund, dated December 30, 2003
        Morgan Stanley International SmallCap Fund, dated August 11, 2003
     Morgan Stanley International Value Equity Fund, dated October 30, 2003
                Morgan Stanley Japan Fund, dated August 11, 2003
          Morgan Stanley KLD Social Index Fund, dated February 27, 2004
            Morgan Stanley Mid-Cap Value Fund, dated October 30, 2003
          Morgan Stanley Nasdaq-100 Index Fund, dated February 27, 2004
          Morgan Stanley Natural Resource Development Securities Inc.,
                              dated April 29, 2003
        Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2003
            Morgan Stanley Real Estate Fund, dated February 27, 2004
            Morgan Stanley S&P 500 Index Fund, dated October 30, 2003
        Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2003
            Morgan Stanley Special Growth Fund, dated April 30, 2003
           Morgan Stanley Special Value Fund, dated September 30, 2003
            Morgan Stanley Strategist Fund, dated September 30, 2003
        Morgan Stanley Total Market Index Fund, dated September 30, 2003
           Morgan Stanley Total Return Trust, dated September 30, 2003
               Morgan Stanley Utilities Fund, dated March 18, 2004
               Morgan Stanley Value Fund, dated November 28, 2003
          Morgan Stanley Value-Added Market Series -- Equity Portfolio,
                             dated August 29, 2003

     Effective for sales made on or after April 1, 2004, the paragraph in each Fund's Statement of Additional Information in the section titled "Investment Management and Other Services -- Rule 12b-1 Plan" that discusses payment of a gross sales credit on sales of Class B shares is hereby deleted and replaced by the following paragraph:

     With respect to Class B shares, Morgan Stanley DW compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.0% of the amount sold and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.